SCUDDER
                                                                   INVESTMENTS



      Scudder Florida Tax-Free
      Income Fund

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                                 Classes A, B and C
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                              |
                              |
                              |  Annual Report
                              |  August 31, 2001

      For investors seeking a high level of current income that is exempt from federal income taxes.

Contents
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   3    Performance Summary

   6    Portfolio Management Review

  10    Portfolio Summary

  11    Investment Portfolio

  14    Financial Statements

  18    Financial Highlights

  21    Notes to Financial Statements

  29    Report of Independent Auditors

  30    Tax Information

  31    Shareholder Meeting Results

  33    Officers and Trustees

  34    Investment Products and Services

  36    Account Management Resources




Scudder Florida Tax-Free Income Fund             Nasdaq Symbol     CUSIP Number
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Class A                                              KFLAX          811-204205
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Class B                                              KFLBX          811-204809
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Class C                                              KFLCX          811-204882
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Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary                                              August 31, 2001
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--------------------------------------------------------------------------------
 Average Annual Total Returns (Unadjusted for Sales Charge)
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Scudder Florida Tax-Free Income Fund       1-Year    3-Year   5-Year    10-Year
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Class A                                    10.77%     4.79%    6.18%       6.86%
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Class B                                     9.77%     3.94%    5.32%    5.96%(a)
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Class C                                     9.69%     3.92%    5.29%    5.97%(a)
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Lehman Brothers Municipal Bond Index++     10.19%     5.75%    7.01%       7.22%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.
Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

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 Net Asset Value and Distribution Information
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                                          Class A       Class B        Class C
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Net Asset Value:
8/31/01                                 $   10.40      $   10.38     $   10.38
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8/31/00                                 $    9.85      $    9.83     $    9.83
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Distribution Information:
Twelve Months:
  Income Dividends                      $    0.48      $    0.39     $    0.38
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August Income Dividend                  $   0.044      $   0.033     $   0.032
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SEC 30-day Yield+                          3.59%         2.91%          2.94%
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Current Annualized Distribution Rate
(based on Net Asset Value)+                4.71%         3.56%          3.36%
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Tax Equivalent Yield+                      5.89%         4.78%          4.83%
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+   Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on August 31, 2001. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended August 31, 2001, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal income tax rate of 39.1%. Yields and distribution rates are historical and will fluctuate.

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 Class A Lipper Rankings*
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                                                         Number of
                                                            Funds     Percentile
Period                                     Rank           Tracked      Ranking
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1-Year                                       6      of      63           10
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3-Year                                      13      of      61           21
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5-Year                                      16      of      56           27
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10-Year                                      2      of      13           15
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Rankings/ratings are historical and do not guarantee future results.

Source: Lipper, Inc.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment** (Adjusted for Sales Charge)
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

              Scudder Florida       Lehman Brothers
              Tax-Free Income       Municipal Bond
              Fund -- Class A       Index++

     '91           9550                 10000
     '92          10743                 11118
     '93          12230                 12474
     '94          12041                 12492
     '95          13078                 13600
     '96          13729                 14311
     '97          14880                 15637
     '98          16105                 16990
     '99          15759                 17074
     '00          16731                 18227
     '01          18533                 20084

                         Yearly periods ended August 31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Comparative Results^(b) (Adjusted for Sales Charge)
-------------------------------------------------------------------------------
Scudder Florida Tax-Free Income Fund      1-Year   3-Year   5-Year    10-Year
-------------------------------------------------------------------------------
Class A          Growth of $10,000        $10,579  $10,990  $12,892   $18,533
                 --------------------------------------------------------------
                 Average annual
                 total return              5.79%    3.20%    5.21%     6.36%
-------------------------------------------------------------------------------
Class B          Growth of $10,000        $10,677  $11,035  $12,860  $17,840^(a)
                 --------------------------------------------------------------
                 Average annual
                 total return              6.77%    3.34%    5.16%    5.96%^(a)
-------------------------------------------------------------------------------
Class C          Growth of $10,000        $10,969  $11,224  $12,940  $17,862^(a)
                 --------------------------------------------------------------
                 Average annual
                 total return              9.69%    3.92%    5.29%    5.97%^(a)
-------------------------------------------------------------------------------
Lehman Brothers  Growth of $10,000        $11,019  $11,824  $14,035   $20,084
Municipal Bond   --------------------------------------------------------------
Index++          Average annual
                 total return               10.19%    5.75%    7.01%     7.22%
-------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.
The growth of $10,000 is cumulative.

* Lipper, Inc. rankings are based on net asset value and do not include the effect of sales charges. If sales charges had been included, results might have been less favorable.

** The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

(a) Returns shown for Class B and C shares for the periods prior to their inception date on May 31, 1994 are derived from the historical performance of Class A shares of the Scudder Florida Tax-Free Income Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.

(b) The maximum sales charge for Class A shares is 4.50%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no sales charge adjustment, but redemptions within one year of purchase may be subject to a contingent deferred sales charge of 1%.

++ The Lehman Brothers Municipal Bond Index includes approximately 15,000 bonds. To be included in the index a municipal bond must meet the following criteria: a minimum credit rating of BBB, have been issued as a part of an issue of at least $50 million, have been issued within the last five years, and have a maturity of at least two years. Bonds subject to alternative minimum tax, variable-rate bonds and zero-coupon bonds are excluded from the index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns and rankings may differ by share classes.

It is the policy of Scudder's tax-free funds not to invest in taxable issues. However, a small portion of the Fund's income may be subject to federal, state, or local tax, and the alternative minimum tax.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Management Review
--------------------------------------------------------------------------------


Scudder Florida Tax-Free Income Fund:
A Team Approach to Investing

Scudder Florida Tax-Free Income Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Co-lead Portfolio Manager Philip G. Condon joined the Advisor in 1983 and the fund team in 2000. Mr. Condon has over 25 years of experience in municipal investing and portfolio management.

Co-lead Portfolio Manager Eleanor R. Brennan joined the fund team in 1998 and the Advisor in 1995. Ms. Brennan has 15 years of experience in municipal investing.

Portfolio Manager Rebecca L. Wilson joined the fund team in 1998 and the Advisor in 1986. Ms. Wilson has 15 years of experience in municipal investing.

Note: This annual report, although dated through fiscal year August 31, 2001, contains information from an interview with portfolio management in mid-September 2001. As a result, we will briefly discuss the economic impact of the September 11, 2001 attack on New York and Washington D.C.

                     Q: How did the municipal bond market perform during the fiscal year ending August 31, 2001?

                     A: Municipal bonds generally outperformed low-quality taxable bonds during the fiscal year and held up well against their high-quality taxable counterparts. The performance of municipal bonds also strikingly outpaced the equity market. While the S&P 500 fell 25.31 percent, and the Nasdaq plunged 57.08 percent, the Lehman Municipal Bond Index delivered 10.19 percent for the one-year period ending August 31, 2001. As a result, we have seen a rise in investor interest in municipal bonds.

                     Q: How did Scudder Florida Tax-Free Income Fund perform during the one-year period ending August 31, 2001?

                     A: The market for Florida municipal bonds was stable over the last year. Outside of the expected influx of cash into Florida municipal bonds and bond funds at year's end for tax reasons, we have seen little volatility in the market for Florida municipal bonds. The state remains a top-four supplier of municipal bonds. During the course of the year, we benefited from our positioning in premium coupon bonds.

                     Scudder Florida Tax-Free Income Fund delivered 10.77 percent (Class A shares unadjusted for sales charges) for the one-year period ending August 31, 2001, while its typical peer in the Florida Municipal Debt Funds category returned 9.45 percent, according to Lipper, Inc. For the three-year period ending August 31, 2001, Scudder

                     Florida Tax-Free Income Fund garnered a 4.79 percent average annualized return (Class A shares) versus the
                     4.17 percent from its typical peer. For both time periods, the fund ranks in the category's top quintile, according to Lipper, Inc.

                     Q: How was the fund positioned throughout the year?

                     A: We have typically focused on intermediate-maturity bonds because we believe the return values are better in that area. Also, call protection became increasingly important throughout the year as we experienced a slowing economy and a falling-interest-rate environment. Over the course of the period, the Federal Reserve Board markedly slashed short-term interest rates, moving the federal funds rate to
                     3.50 percent by August 31, 2001 from 6.50 percent as of September 1, 2000. As the yield curve continued to steepen with long-term bonds yielding more than short-term bonds, our bets on intermediate-term bonds were a boon. And as interest rates declined, we also benefited from our focus on bonds with call protection or those that are less likely to be bought back early by their issuers, should interest rates decline. As rates came down, these bonds kept paying the higher yields we had previously locked in, while prices of the bonds rose.

                     Q: What is your outlook for the year ahead, taking into account the September 11, 2001, attack on the World Trade Center and the Pentagon?

                     A: We continue to believe that municipal bonds are very attractive relative to U.S. Treasury bonds. While bond trading was lighter than normal in the aftermath of the destruction of the World Trade Center buildings, the market remains open, and there appears to be a consensus that there will be a continued interest in bonds, particularly due to the volatility we've seen in the stock market. Further, outside of Treasury bonds, municipal bonds continue to be viewed as the safest investment option.

                     At the same time, the Federal Reserve remains in an easing mode, having made another 50-basis-point inter-meeting cut to short-term rates on September 17, 2001. More easing is expected in upcoming months as well. As a result, we expect the yield curve to remain steep, which should bode well for our positioning in intermediate securities.

--------------------------------------------------------------------------------
 Economic Guideposts Data as of 8/31/01
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                   2 years ago  1 year ago  6 months ago    Now

Inflation Rate (a)                      2.1        3.6         3.7          2.7
U.S. Unemployment Rate (b)              4.2        4.0         4.20         4.9
Federal Funds Rate (c)                  5.00       6.50        5.5          3.5
Industrial Production (d)               5.4        5.7         1.7         -3.3
Growth Rate of Personal Income (e)      4.50       7.1         6.8          5.3


--------------------------------------------------------------------------------
(a) The year-over-year percentage change in U.S. consumer prices.

(b) The percentage of adults out of work and looking for a job.

(c) The interest rate banks charge each other for overnight loans.

(d) Year-over-year percentage change.

(e) Growth rate of individual income from all sources.

    Sources: Bloomberg Business News, Zurich Scudder Investments, Inc.
--------------------------------------------------------------------------------


The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                                August 31, 2001
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 Portfolio Composition*                                 8/31/01        8/31/00
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Revenue Bonds                                              82%            79%
U.S. Government Secured                                    11%            13%
General Obligation Bonds                                    7%             8%
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                                                          100%           100%
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 Quality                                                8/31/01        8/31/00
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AAA                                                        70%            69%
AA                                                         11%             9%
A                                                           1%            10%
BBB                                                         9%             4%
Not Rated                                                   9%             8%
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                                                          100%           100%
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--------------------------------------------------------------------------------
 Years to Maturity                                      8/31/01        8/31/00
--------------------------------------------------------------------------------
1-10 years                                                 36%            58%
11-20 years                                                64%            42%
--------------------------------------------------------------------------------
                                                          100%           100%
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--------------------------------------------------------------------------------
 Interest Rate Sensitivity                              8/31/01        8/31/00
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Average Duration                                      8.2 years      7.7 years
Average Maturity                                     11.4 years     11.1 years
--------------------------------------------------------------------------------

*Portfolio composition and holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 11. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                                       as of August 31, 2001
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                                                 Principal Amount
                                                        ($)          Value ($)
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 Long-Term Municipal Investments 100.0%
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Broward County, FL, Airport Systems Revenue,
  Series E, 5.25%, 10/1/2012 (b)                     1,000,000       1,055,740

Charlotte County, FL, Utility Revenue,
  Prerefunded 10/1/2003, 6.75%, 10/1/2013 (b) (c)      250,000         275,610

Dade County, FL, Aviation Revenue, Series B,
  6.55%, 10/1/2013 (b)                               2,000,000       2,111,800

Dade County, FL, Certificate of Participation,
  Governmental Leasing Corp., Series C, 9%,
  4/1/2020                                           1,025,000       1,056,037

Dade County, FL, Water and Sewer Revenue, 6.25%,
  10/1/2011 (b)                                        500,000         590,985

Duval County, FL, Single Family Mortgage
  Revenue, Housing Finance Authority, 7.25%,
  7/1/2019 (b)                                         215,000         221,267

Escambia County, FL, Health Facilities Authority
  Revenue, 5.95%, 7/1/2020 (b)                       1,000,000       1,122,160

Escambia County, FL, Single Family Mortgage
  Revenue, Housing Finance Authority, Series A,
  6.9%, 4/1/2020                                       450,000         462,470

Florida Housing Finance Agency Revenue, 5.2%,
  1/1/2031                                           1,950,000       2,029,619

Florida Water Pollution Control Financing, 5.5%,
  1/15/2014                                          1,000,000       1,100,300

Fort Pierce, FL, Utilities, Zero Coupon,
  10/1/2018 (b)                                      2,000,000         860,980

Gainesville, FL, Utilities System Revenue,
  Series B, 6.5%, 10/1/2010                          1,370,000       1,637,301

Greater Orlando Aviation Authority, FL, Airport
  Facilities Revenue, 5.75%, 10/1/2011 (b)           1,690,000       1,901,250

Highlands County, FL, Health Facilities
  Authority Revenue:

    Adventist Health Systems, 5.25%, 11/15/2020      1,000,000         986,230

    Adventist/Sunbelt, Series A, 6%, 11/15/2031      1,000,000       1,045,830

Hillsborough County, FL, Industrial Development
  Authority Revenue, University Community
  Hospital Project:

    5.625%, 8/15/2023                                1,000,000         965,170

    6.5%, 8/15/2019 (b)                              1,000,000       1,221,460

Jacksonville, FL, Sales Tax Revenue, 5.5%,
  10/1/2013 (b)                                      1,000,000       1,107,230

Jacksonville, FL, Sales Tax Revenue, Local
  Government, 5.5%, 10/1/2018 (b)                    1,000,000       1,108,790

Key West, FL, Utility Board Electricity Revenue,
  Zero Coupon, 10/1/2014 (b)                         4,975,000       2,724,758

Marion County, FL, Hospital District Revenue,
  5.625%, 10/1/2019                                  1,000,000       1,022,780

Miami Beach, FL, Stormwater Revenue, 5.75%,
  9/1/2017 (b)                                         725,000         797,732
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                 Principal Amount
                                                        ($)          Value ($)
--------------------------------------------------------------------------------
Miami-Dade County, FL, Revenue, Series A, Zero
  Coupon, 10/1/2014 (b)                              2,000,000       1,071,840

Nassau County, Amelia Island Care Center Project
  Revenue, 9.75%, 1/1/2023                             970,000       1,028,113

North Miami, FL, Education Facilities Revenue,
  Johnson & Wales University Project, Series A:

    6.1%, 4/1/2013                                   1,285,000       1,334,999

    6.125%, 4/1/2020                                 1,500,000       1,547,535

Orange County, FL, Health Facilities Authority
  Revenue, Orlando Regional Healthcare, Series A:

    6.25%, 10/1/2016 (b)                               880,000       1,044,604

    6.25%, 10/1/2018 (b)                               500,000         593,895

    ETM, 6.25%, 10/1/2016** (b)                      2,120,000       2,534,608

Orlando FL, Capital Improvements Revenue, Series
  A, 4.75%, 10/1/2022                                1,600,000       1,549,184

Orlando, FL, Expressway Authority Revenue, 6.5%,
  7/1/2012 (b)                                       1,000,000       1,203,790

Orlando, FL, Special Assessment Revenue, Conroy
  Road Interchange, Series A, 5.8%, 5/1/2026         1,280,000       1,228,864

Orlando, FL, Utilities Commission Water and
  Electricity, Revenue, 6.75%, 10/1/2017             3,000,000       3,680,430

Palm Beach County, FL, Airport Systems Revenue,
  5.75%, 10/1/2014 (b)                               1,000,000       1,106,400

Palm Beach County, FL, Criminal Justice
  Facilities Revenue, 7.2%, 6/1/2015 (b)               110,000         141,076

Palm Beach County, FL, Solid Waste Authority
  Revenue, Series A, Zero Coupon, 10/1/2013 (b)      2,865,000       1,652,761

Pensacola, FL, Health Facilities Revenue,
  Daughters of Charity National Healthcare,
  Prerefunded 1/1/2005, 5.25%, 1/1/2011 (c)          2,200,000       2,301,222

Pinellas County, FL, Pollution Control Revenue,
  Florida Power Corp., 7.2%, 12/1/2014               2,000,000       2,046,100

Puerto Rico Commonwealth, Inverse Floater, 8.4%,
  7/1/2016* (b)                                      1,000,000       1,368,680

Puerto Rico Commonwealth Unlimited, General
  Obligation:

    Zero Coupon, 7/1/2017                            1,500,000         701,730

    6.25%, 7/1/2013 (b)                              1,850,000       2,228,547

St. John's County, FL, Water and Sewer Revenue,
  Series A, Zero Coupon, 6/1/2016 (b)                  440,000         217,166

St. Petersburg, FL, Health Facilities Authority
  Revenue, Allegheny Health Systems, Series A:

    Prerefunded 12/1/2003, 6.75%, 12/1/2021 (b)
      (c)                                            1,000,000       1,029,900
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                 Principal Amount
                                                        ($)          Value ($)
--------------------------------------------------------------------------------
    Prerefunded 12/1/2001, 7%, 12/1/2015 (b) (c)       500,000         515,205

Sunrise, FL, Utilities System Revenue, 5.5%,
   10/1/2018 (b)                                     2,500,000       2,771,975

Tallahassee, FL, Energy Systems Revenue, 5.5%,
  10/1/2016 (b)                                      1,005,000       1,115,902

Tampa, FL, Sports Authority Revenue, Tampa Bay
  Arena Project, 5.75%, 10/1/2020 (b)                2,075,000       2,348,859

Tampa, FL, Utilities Tax Revenue:

  Zero Coupon, 10/1/2014 (b)                         3,165,000       1,731,223

  Zero Coupon, 10/1/2016 (b)                           375,000         182,153

Tampa Bay Water, FL, Utilities System Revenue,
  5.625%, 10/1/2013 (b)                              1,850,000       2,098,196

Village Center Community Development Center,
  Utility Revenue, ETM, 6%, 11/1/2018** (b)          1,250,000       1,439,900

Virgin Islands Public Finance Authority Revenue,
  Series A, 6.5%, 10/1/2024                            600,000         654,846

Westchase, FL, Special Assessment Revenue,
  Community Development District, 5.8%, 5/1/2012
  (b)                                                2,975,000       3,233,021
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $65,440,964) (a)         71,108,223
--------------------------------------------------------------------------------

* Inverse floating rate notes are instruments whose yields may change based on the change in the relationship between long-term and short-term interest rates and which may exhibit added interest rate sensitivity compared to other bonds with similar maturities. These securities are shown at their rate as of August 31, 2001.

** ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on bonds so designated.

(a) The cost for federal income tax purposes was $65,440,964. At August 31, 2001, net unrealized appreciation for all securities based on tax cost was $5,667,259. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,705,384 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $38,125.

(b) Bond is insured by one of these companies: AMBAC, Capital Guaranty, FGIC, FSA or MBIA.

(c) Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.




    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of August 31, 2001
--------------------------------------------------------------------------------

Assets
-------------------------------------------------------------------------------
Investments in securities, at value (cost $65,440,964)          $    71,108,223
-------------------------------------------------------------------------------
Cash                                                                  1,465,013
-------------------------------------------------------------------------------
Interest receivable                                                   1,102,500
-------------------------------------------------------------------------------
Receivable for Fund shares sold                                          71,471
-------------------------------------------------------------------------------
Total assets                                                         73,747,207
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Payable for investments purchased                                     1,060,759
-------------------------------------------------------------------------------
Dividends payable                                                        24,354
-------------------------------------------------------------------------------
Payable for Fund shares redeemed                                         37,428
-------------------------------------------------------------------------------
Accrued management fee                                                   32,076
-------------------------------------------------------------------------------
Accrued Trustees' fees and expenses                                       7,726
-------------------------------------------------------------------------------
Accrued reorganization costs                                              1,746
-------------------------------------------------------------------------------
Other accrued expenses and payables                                      37,284
-------------------------------------------------------------------------------
Total liabilities                                                     1,201,373
-------------------------------------------------------------------------------
Net assets, at value                                            $    72,545,834
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
Net assets consist of:                                                    6,675
Undistributed net investment income
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments             5,667,259
-------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                (1,756,011)
-------------------------------------------------------------------------------
Paid-in capital                                                      68,627,911
-------------------------------------------------------------------------------
Net assets, at value                                            $    72,545,834
-------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of August 31, 2001 (continued)
--------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share
($65,803,190 / 6,329,347 outstanding shares of
beneficial interest, $.01 par value, unlimited number of
shares authorized)                                               $         10.40
--------------------------------------------------------------------------------
Maximum offering price per share (100 / 95.50 of $10.40)         $         10.89
--------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per share
(subject to contingent deferred sales charge)
($5,867,253 / 565,466 outstanding shares of
beneficial interest, $.01 par value, unlimited
number of shares authorized)                                     $         10.38
--------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($875,391 / 84,374
outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                           $         10.38
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Operations for the year ended August 31, 2001
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Income:

Interest                                                         $     4,101,330
--------------------------------------------------------------------------------
Expenses:

Management fee                                                           404,352
--------------------------------------------------------------------------------
Administrative fee                                                        15,308
--------------------------------------------------------------------------------
Services to shareholders                                                  43,180
--------------------------------------------------------------------------------
Custodian fees                                                             8,237
--------------------------------------------------------------------------------
Distribution services fees                                               194,678
--------------------------------------------------------------------------------
Auditing                                                                   4,626
--------------------------------------------------------------------------------
Legal                                                                      2,599
--------------------------------------------------------------------------------
Trustees' fees and expenses                                               10,579
--------------------------------------------------------------------------------
Reports to shareholders                                                   17,111
--------------------------------------------------------------------------------
Registration fees                                                         16,493
--------------------------------------------------------------------------------
Reorganization                                                             9,669
--------------------------------------------------------------------------------
Other                                                                      6,838
--------------------------------------------------------------------------------
Total expenses, before expense reductions                                733,670
--------------------------------------------------------------------------------
Expense reductions                                                      (18,838)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                                 714,832
--------------------------------------------------------------------------------
Net investment income                                                  3,386,498
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from investments                                416,989
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on
Investments                                                            3,682,531
--------------------------------------------------------------------------------
Net gain (loss) on investment transactions                             4,099,520
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $     7,486,018
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                      Years Ended August 31,

Increase (Decrease) in Net Assets                       2001             2000
--------------------------------------------------------------------------------
Operations:

Net investment income                            $    3,386,498  $     3,910,848
--------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                            416,989      (1,504,338)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period             3,682,531        2,104,728
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                       7,486,018        4,511,238
--------------------------------------------------------------------------------
Distributions to shareholders from:

Net investment income:

  Class A                                           (3,210,508)      (3,606,928)
--------------------------------------------------------------------------------
  Class B                                             (226,685)        (260,224)
--------------------------------------------------------------------------------
  Class C                                              (37,571)         (43,696)
--------------------------------------------------------------------------------
Fund share transactions:

Proceeds from shares sold                            12,061,081       11,033,379
--------------------------------------------------------------------------------
Reinvestment of distributions                         1,672,411        1,784,171
--------------------------------------------------------------------------------
Cost of shares redeemed                            (22,578,209)     (28,519,007)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                  (8,844,717)     (15,701,457)
--------------------------------------------------------------------------------
Increase (decrease) in net assets                   (4,833,463)     (15,101,067)
--------------------------------------------------------------------------------
Net assets at beginning of period                    77,379,297       92,480,364
--------------------------------------------------------------------------------
Net assets at end of period (including
undistributed net investment income of $6,675 at
August 31, 2001)                                 $   72,545,834  $    77,379,297
--------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Class A

--------------------------------------------------------------------------------
 Years Ended August 31,              2001     2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of
period                            $ 9.85    $ 9.72   $10.62    $10.42   $10.21
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss)       .46       .45      .47       .49      .51
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                       .57       .13    (.68)       .35      .33
--------------------------------------------------------------------------------
  Total from investment operations  1.03       .58    (.21)       .84      .84
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income            (.48)     (.45)    (.47)     (.49)    (.51)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions             --        --    (.22)     (.15)    (.12)
--------------------------------------------------------------------------------
  Total distributions              (.48)     (.45)    (.69)     (.64)    (.63)
--------------------------------------------------------------------------------
Net asset value, end of period    $10.40    $ 9.85   $ 9.72    $10.62   $10.42
--------------------------------------------------------------------------------
Total Return (%)^a                 10.77      6.15   (2.13)      8.27     8.37
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                          66        70       85       100       99
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                      .91^b     1.00      .88       .85      .83
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                      .89^b      .99      .88       .85      .83
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                          4.67      4.80     4.57      4.65     4.92
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           13        21       56        70       87
--------------------------------------------------------------------------------

^a  Total return does not reflect the effect of any sales charges.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .89% and .87%, respectively (see Notes to Financial Statements).

Class B

--------------------------------------------------------------------------------
 Years Ended August 31,              2001     2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of
period                            $ 9.83    $ 9.71   $10.60    $10.40   $10.19
--------------------------------------------------------------------------------
Income (loss) from investment
operations:

  Net investment income (loss)       .38       .38      .39       .40      .42
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                       .56       .12    (.67)       .35      .33
--------------------------------------------------------------------------------
  Total from investment operations   .94       .50    (.28)       .75      .75
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income            (.39)     (.38)    (.39)     (.40)    (.42)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions             --        --    (.22)     (.15)    (.12)
--------------------------------------------------------------------------------
  Total distributions              (.39)     (.38)    (.61)     (.55)    (.54)
--------------------------------------------------------------------------------
Net asset value, end of period    $10.38    $ 9.83   $ 9.71    $10.60   $10.40
--------------------------------------------------------------------------------
Total Return (%)^a                  9.77      5.32   (2.85)      7.38     7.48
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                           6         6        6         6        4
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                     1.79^b     1.77     1.69      1.68     1.65
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                     1.74^b     1.76     1.69      1.68     1.65
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                          3.82      4.03     3.76      3.82     4.10
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           13        21       56        70       87
--------------------------------------------------------------------------------

^a  Total return does not reflect the effect of any sales charges.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.75% and 1.73%, respectively (see Notes to Financial Statements).

Class C

--------------------------------------------------------------------------------
 Years Ended August 31,              2001     2000      1999     1998      1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of
period                            $ 9.83    $ 9.71   $10.60    $10.41   $10.20
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)       .37       .38      .39       .40      .42
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                       .56       .12    (.67)       .34      .33
--------------------------------------------------------------------------------
  Total from investment operations   .93       .50    (.28)       .74      .75
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.38)     (.38)    (.39)     (.40)    (.42)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions             --        --    (.22)     (.15)    (.12)
--------------------------------------------------------------------------------
  Total distributions              (.38)     (.38)    (.61)     (.55)    (.54)
--------------------------------------------------------------------------------
Net asset value, end of period    $10.38    $ 9.83   $ 9.71    $10.60   $10.41
--------------------------------------------------------------------------------
Total Return (%)a                   9.69      5.34   (2.84)      7.26     7.49
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                          .9         1        1        .7       .6
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                     1.97^b     1.74     1.68      1.69     1.64
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                     1.84^b     1.73     1.68      1.69     1.64
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                          3.73      4.06     3.76      3.81     4.11
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           13        21       56        70       87
--------------------------------------------------------------------------------

^a  Total return does not reflect the effect of any sales charges.

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.85% and 1.83%, respectively (see Notes to Financial Statements).

Notes to Financial Statements
--------------------------------------------------------------------------------

A. Significant Accounting Policies

Scudder Florida Tax-Free Income Fund (the "Fund"), formerly Kemper Florida Tax-Free Income Fund, is a non-diversified series of Scudder State Tax-Free Income Series (the "Trust"), formerly Kemper State Tax-Free Income Series, which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution fees, service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Trust, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the calculated mean between the most recent bid and asked quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Trustees.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At August 31, 2001, the Fund had a net tax basis capital loss carryforward of approximately $1,337,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2008 ($623,000) and August 31, 2009 ($714,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Expenses. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

For the year ended August 31, 2001, purchases and sales (excluding short-term instruments) aggregated $9,117,145 and $17,076,763, respectively.

C. Related Parties

As described in Note G, Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., initiated a restructuring program for most of its funds. As part of this reorganization, the Fund has entered into an Administrative Agreement. The agreement was effective June 18, 2001. The terms of the newly adopted and the pre-existing agreements are set out below.

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with ZSI, the Advisor directs the investments of the Fund in accordance with its objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.55% of the first $250,000,000 of the Fund's average daily net assets, 0.52% of the next $750,000,000 of such net assets, 0.50% of the next $1,500,000,000 of such net assets, 0.48% of the next $2,500,000,000 of such net assets, 0.45% of the next $2,500,000,000 of such net assets, 0.43% of the next $2,500,000,000 of such assets, 0.41% of the next $2,500,000,000 of such assets and 0.40% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended August 31, 2001, the fee pursuant to the Management Agreement aggregated $404,352, which was equivalent to an annual effective rate of 0.55% of the Fund's average daily net assets.

Administrative Fee. Effective June 18, 2001, the Fund, as approved by the Fund's Trustees, adopted an Administrative Agreement (the "Administrative Agreement") with ZSI. Under the Administrative Agreement, the Advisor provides, or pays others to provide, substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.10%, 0.15% and 0.125% of average daily net assets for Class A, B and C shares, respectively, computed and accrued daily and payable monthly.

As of the effective date of the Administrative Agreement, each service provider continues to provide the services that it previously provided to the Fund (i.e., shareholder services, custody, audit and legal), under the current arrangements, except that ZSI pays these entities for the provision of their services to the Fund and pays most other Fund expenses, including insurance, registration, printing and postage fees. Certain expenses of the Fund are not borne by ZSI under the

Administrative Agreement, such as taxes, brokerage, interest and extraordinary expense, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the period June 18, 2001 through August 31, 2001, the Administrative Fee was as follows:

                                                                    Unpaid at
Administrative Fee                             Total Aggregated  August 31, 2001
--------------------------------------------------------------------------------
Class A                                          $     13,312     $      5,034
--------------------------------------------------------------------------------
Class B                                                 1,790              674
--------------------------------------------------------------------------------
Class C                                                   206               80
--------------------------------------------------------------------------------
                                                 $     15,308     $      5,788
--------------------------------------------------------------------------------

Service Provider Fees. Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund's Class A, B and C shares. Prior to June 18, 2001, the amount charged to Class A, B and C shares by SISC aggregated $16,484, $918 and $281, respectively.

Effective June 18, 2001 the above fee is paid by the Advisor in accordance with the Administrative Agreement.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the year ended August 31, 2001, the Distribution Fee was as follows:

                                                                    Unpaid at
Distribution Fee                               Total Aggregated  August 31, 2001
--------------------------------------------------------------------------------
Class B                                          $     43,646     $      3,739
--------------------------------------------------------------------------------
Class C                                                 7,272              532
--------------------------------------------------------------------------------
                                                 $     50,918     $      4,271
--------------------------------------------------------------------------------

Effective June 18, 2001, in accordance with an amended and restated Distribution Service Agreement, SDI also provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based upon the assets of shareholder accounts the firms service. This amended agreement replaced the Administrative Services Agreement and did not result in any increase in fees or expenses to each such class. For the year ended August 31, 2001, the Service Fee was as follows:

                                                                    Unpaid at
Service Fee                                    Total Aggregated  August 31, 2001
--------------------------------------------------------------------------------
Class A                                          $    126,787     $      9,052
--------------------------------------------------------------------------------
Class B                                                14,549            1,362
--------------------------------------------------------------------------------
Class C                                                 2,424              185
--------------------------------------------------------------------------------
                                                 $    143,760     $     10,599
--------------------------------------------------------------------------------

Underwriting and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions retained by SDI in connection with the distribution of the Class A shares for the year ended August 31, 2001 were $6,205.

In addition, SDI receives a contingent deferred sales charge (CDSC) for Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of shares redeemed. For the year ended August 31, 2001, the CDSC for Class B and C shares aggregated $14,086 and $0, respectively.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings. For the year ended August 31, 2001, Trustees' fees and expenses aggregated $3,743. In addition, a one-time fee of $6,836 was accrued for payment to those Trustees not affiliated with the Advisor who did not stand for re-election under the reorganization discussed in Note G. Inasmuch as the Advisor will also benefit from administrative efficiencies of a consolidated Board, the Advisor has agreed to bear $3,418 of such costs.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

                        Year Ended August 31, 2001    Year Ended August 31, 2000
--------------------------------------------------------------------------------
                           Shares        Dollars        Shares         Dollars
--------------------------------------------------------------------------------

Shares sold
--------------------------------------------------------------------------------
Class A                   1,047,570  $ 10,533,309        888,885   $  8,562,121
--------------------------------------------------------------------------------
Class B                      74,108       742,531        191,064      1,835,639
--------------------------------------------------------------------------------
Class C                      23,073       233,054         31,992        311,244
--------------------------------------------------------------------------------
                                     $ 11,508,894                  $ 10,709,004
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class A                     156,059  $  1,567,005        174,415   $  1,670,704
--------------------------------------------------------------------------------
Class B                       8,112        81,191         10,109         96,605
--------------------------------------------------------------------------------
Class C                       2,419        24,215          1,761         16,862
--------------------------------------------------------------------------------
                                     $  1,672,411                  $  1,784,171
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class A                 (2,061,087)  $(20,752,031)   (2,684,664)   $(25,601,666)
--------------------------------------------------------------------------------
Class B                    (63,390)     (638,541)      (234,013)    (2,207,664)
--------------------------------------------------------------------------------
Class C                    (63,092)     (635,450)       (40,420)      (385,302)
--------------------------------------------------------------------------------
                                     $(22,026,022)                 $(28,194,632)
--------------------------------------------------------------------------------

Conversion of shares
--------------------------------------------------------------------------------
Class A                      55,194  $    552,187         32,791   $    324,375
--------------------------------------------------------------------------------
Class B                    (55,249)     (552,187)       (32,818)      (324,375)
--------------------------------------------------------------------------------
                                     $         --                  $         --
--------------------------------------------------------------------------------

Net increase (decrease)
--------------------------------------------------------------------------------
Class A                   (802,264)  $(8,099,530)    (1,588,573)   $(15,044,466)
--------------------------------------------------------------------------------
Class B                    (36,419)     (367,006)       (65,658)      (599,795)
--------------------------------------------------------------------------------
Class C                    (37,600)     (378,181)        (6,667)       (57,196)
--------------------------------------------------------------------------------
                                     $(8,844,717)                  $(15,701,457)
--------------------------------------------------------------------------------

E. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. For the period September 1, 2000 through

June 17, 2001, the Fund's custodian fees were reduced by $6,777. For the period June 18, 2001 through August 31, 2001, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $700 for custody credits earned. Prior to June 18, 2001 the transfer agent fees were reduced by $5,321.

Effective June 18, 2001, transfer agent credits are no longer used to reduce Fund expenses.

F. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

G. Reorganization

ZSI initiated a restructuring program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an Administrative Fee covering the provision of most of the services paid for by the affected funds. Costs incurred in connection with this restructuring initiative were borne jointly by ZSI and certain of the affected funds. Those costs, including printing, shareholder meeting expenses and professional fees, are presented as reorganization expenses in the Statement of Operations of the Fund. ZSI has agreed to bear $2,622 of such costs.

H. Adoption of New Accounting Principle

The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. The revised Audit and Accounting Guide will require the Fund to amortize premium and discount on all fixed-income securities. Upon initial adoption, the Fund will be required to adjust the cost of its fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The adoption of this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain (loss) in the Statement of Operations.

I. Subsequent Event

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

To the Trustees and Shareholders of Scudder Florida Tax-Free Income Fund:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of the Scudder Florida Tax-Free Income Fund (the "Fund") (one of the series of the Scudder State Tax-Free Income Series (the "Trust")), as of August 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Scudder Florida Tax-Free Income Fund, a series of the Scudder State Tax-Free Income Series, at August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts                                  Ernst + Young LLP
October 10, 2001

Tax Information                                                      (Unaudited)
--------------------------------------------------------------------------------


Of the dividends paid from net investment income of the Fund for the taxable year ended August 31, 2001, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Shareholder Meeting Results
--------------------------------------------------------------------------------


A Special Meeting of Shareholders (the "Meeting") of Scudder Florida Tax-Free Income Fund (the "fund"), a series of Scudder State Tax-Free Income Series (the "Trust"), was held on Thursday, May 24, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, MA 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees of the Trust to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal:

                                                 Number of Votes:
                                ------------------------------------------------
                                    For           Withheld     Broker Non-Votes*
--------------------------------------------------------------------------------
John W. Ballantine               94,163,120        1,533,430           0
--------------------------------------------------------------------------------
Lewis A. Burnham                 94,131,495        1,565,055           0
--------------------------------------------------------------------------------
Mark S. Casady                   94,147,296        1,549,254           0
--------------------------------------------------------------------------------
Linda C. Coughlin                94,156,339        1,540,211           0
--------------------------------------------------------------------------------
Donald L. Dunaway                94,190,635        1,505,915           0
--------------------------------------------------------------------------------
James R. Edgar                   94,158,913        1,537,637           0
--------------------------------------------------------------------------------
William F. Glavin                94,159,775        1,536,775           0
--------------------------------------------------------------------------------
Robert B. Hoffman                94,155,848        1,540,702           0
--------------------------------------------------------------------------------
Shirley D. Peterson              94,168,785        1,527,765           0
--------------------------------------------------------------------------------
Fred B. Renwick                  94,059,581        1,636,969           0
--------------------------------------------------------------------------------
William P. Sommers               94,147,001        1,549,549           0
--------------------------------------------------------------------------------
John G. Weithers                 94,135,357        1,561,193           0
--------------------------------------------------------------------------------

2. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund's current fiscal year:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
         5,152,732                    10,267                     51,591
--------------------------------------------------------------------------------


* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Class A

3. To approve a Rule 12b-1 Plan:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
         4,240,774                    363,406                    135,586
--------------------------------------------------------------------------------


Class B

3. To approve an Amended and Restated Rule 12b-1 Plan:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
          394,706                      4,128                      4,891
--------------------------------------------------------------------------------


Class C

3. To approve an Amended and Restated Rule 12b-1 Plan:

        Affirmative                   Against                    Abstain
--------------------------------------------------------------------------------
           71,099                        0                          0
--------------------------------------------------------------------------------

Officers and Trustees
--------------------------------------------------------------------------------

TRUSTEES                                  OFFICERS

John W. Ballantine                        Eleanor R. Brennan
   Trustee                                   Vice President

Lewis A. Burnham                          Philip J. Collora
   Trustee                                   Vice President and
                                             Assistant Secretary
Mark S. Casady
   Trustee and President                  Philip G. Condon
                                             Vice President
Linda C. Coughlin
   Chairperson, Trustee and               Ashton P. Goodfield
   Vice President                            Vice President

Donald L. Dunaway                         Kathryn L. Quirk
   Trustee                                   Vice President

James R. Edgar                            Richard L. Vandenberg
   Trustee                                   Vice President

William F. Glavin, Jr.                    Linda J. Wondrack
   Trustee                                   Vice President

Robert B. Hoffman                         John R. Hebble
   Trustee                                   Treasurer

Shirley D. Peterson                       Thomas Lally
   Trustee                                   Assistant Treasurer

Fred B. Renwick                           Brenda Lyons
   Trustee                                   Assistant Treasurer

William P. Sommers                        John Millette
   Trustee                                   Secretary

John G. Weithers                          Caroline Pearson
   Trustee                                   Assistant Secretary

Investment Products and Services
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
 Scudder Funds
----------------------------------------------------------------------------------------

Core                                         Global/International

   Scudder Blue Chip Fund                       Scudder Emerging Markets Growth Fund
   Scudder Focus Value+Growth Fund              Scudder Emerging Markets Income Fund
   Scudder Growth and Income Fund               Scudder Global Fund
   Scudder Research Fund                        Scudder Global Bond Fund
   Scudder S&P 500 Stock Fund                   Scudder Global Discovery Fund
   Scudder Select 500 Fund                      Scudder Greater Europe Growth Fund
   Scudder Small Company Stock Fund             Scudder International Fund
   Scudder Target 2011 Fund                     Scudder International Research Fund
   Scudder Total Return Fund                    Scudder Latin America Fund
                                                Scudder New Europe Fund
Growth                                          Scudder Pacific Opportunities Fund
                                                The Japan Fund, Inc.
   Scudder 21st Century Growth Fund
   Scudder Aggressive Growth Fund            Income
   Scudder Capital Growth Fund
   Scudder Focus Growth Fund                    Scudder Cash Reserves Fund
   Scudder Growth Fund                          Scudder Floating Rate Fund
   Scudder Large Company Growth Fund            Scudder High-Yield Fund
   Scudder Select 1000 Growth Fund              Scudder High-Yield Opportunity Fund
   Scudder Small Capitalization Equity Fund     Scudder Income Fund
                                                Scudder Short-Term Bond Fund
Value                                           Scudder Strategic Income Fund
                                                Scudder U.S. Government Securities Fund
   Scudder Contrarian Fund
   Scudder Dividend & Growth Fund            Tax-Free Income
   Scudder-Dreman High Return Equity Fund
   Scudder Large Company Value Fund             Scudder California Tax-Free Income Fund
   Scudder Small Cap Value Fund                 Scudder Florida Tax-Free Income Fund
                                                Scudder High-Yield Tax-Free Fund
Sector                                          Scudder Managed Municipal Bonds
                                                Scudder Massachusetts Tax-Free Fund
   Scudder-Dreman Financial Services Fund       Scudder Medium-Term Tax-Free Fund
   Scudder Gold Fund                            Scudder New York Tax-Free Income Fund
   Scudder Health Care Fund
   Scudder Technology Fund
   Scudder Technology Innovation Fund

Asset Allocation

   Scudder Pathway Conservative Portfolio
   Scudder Pathway Moderate Portfolio
   Scudder Pathway Growth Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
 Retirement Programs and Education Accounts
--------------------------------------------------------------------------------------

Retirement Programs                           Education Accounts

   Traditional IRA                               Education IRA
   Roth IRA                                      UGMA/UTMA
   SEP-IRA                                       IRA for Minors
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities

--------------------------------------------------------------------------------------
 Closed-End Funds
--------------------------------------------------------------------------------------

   The Argentina Fund, Inc.                   Scudder High Income Trust
   The Brazil Fund, Inc.                      Scudder Intermediate Government Trust
   The Korea Fund, Inc.                       Scudder Multi-Market Income Trust
   Montgomery Street Income Securities, Inc.  Scudder Strategic Income Trust
   Scudder Global High Income Fund, Inc.      Scudder Strategic Municipal Income Trust
   Scudder New Asia Fund, Inc.                Scudder Municipal Income Trust

--------------------------------------------------------------------------------------

Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------


      Legal Counsel   Vedder, Price, Kaufman & Kammholz

                      222 North LaSalle Street
                      Chicago, IL 60601
--------------------------------------------------------------------------------

        Shareholder   Scudder Investments Service Company
      Service Agent
                      P.O. Box 219151
                      Kansas City, MO 64121
--------------------------------------------------------------------------------

      Custodian and   State Street Bank and Trust Company
     Transfer Agent
                      225 Franklin Street
                      Boston, MA 02110
--------------------------------------------------------------------------------

        Independent   Ernst & Young LLP
           Auditors
                      200 Clarendon Street
                      Boston, MA 02116
--------------------------------------------------------------------------------

          Principal   Scudder Distributors, Inc.
        Underwriter
                      222 South Riverside Plaza
                      Chicago, IL 60606
                      www.scudder.com
                      (800) 621-1048
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

SCUDDER
INVESTMENTS


222 South Riverside Plaza
Chicago, IL 60606-5808




A member of [LOGO] Zurich Scudder Investments